Other Intangible Assets	9 Months Ended
Sep. 30, 2011
Other Intangible Assets [Abstract]
Other Intangible Assets

Note 5. Other Intangible Assets

The components of other intangible assets were as follows (in millions of dollars):

	Range of Useful Lives (years)	September 30, 2011
		Gross Carrying Amount	Accumulated Amortization	Net Intangible Assets
Brand names	Indefinite	$2,210	$-	$2,210
Dealer networks	20	388	45	343
Fiat contributed intellectual property rights	10	320	74	246
Other intellectual property rights	1 - 12	263	17	246
Patented and unpatented technology	4 - 10	208	78	130
Favorable operating lease contracts	1 - 17	179	166	13
Software and other	1 - 8	321	134	187

Total		$3,889	$514	$3,375

	Range of Useful Lives (years)	December 31, 2010
		Gross Carrying Amount	Accumulated Amortization	Net Intangible Assets
Brand names	Indefinite	$2,210	$-	$2,210
Dealer networks	20	392	31	361
Fiat contributed intellectual property rights	10	320	50	270
Other intellectual property rights	1 - 12	252	4	248
Patented and unpatented technology	4 - 10	208	53	155
Favorable operating lease contracts	1 - 17	209	158	51
Software and other	1 - 8	277	68	209

Total		$3,868	$364	$3,504

The following presents the amount of intangible asset amortization expense included in the respective financial statement captions of the accompanying Condensed Consolidated Statements of Operations (in millions of dollars):

	Financial Statement Caption	Three Months Ended September 30,		Nine Months Ended September 30,
		2011	2010	2011	2010
Favorable operating lease contracts	Revenues, Net	$2	$14	$16	$60
Patented and unpatented technology, intellectual property, software and other	Cost of Sales	33	34	135	85
Dealer networks and other	Selling, Administrative and Other Expenses	6	7	37	17

Total		$41	$55	$188	$162

Based on the gross carrying amount of other intangible assets as of September 30, 2011, the estimated future amortization expense for the next five years is as follows (in millions of dollars):

Remainder of 2011	$37
2012	135
2013	136
2014	127
2015	115